Summary of Status and Changes of Stock Options Outstanding (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012		Dec. 31, 2011	Jan. 01, 2011
Summary of status and changes of stock options outstanding under Stock Plan
Outstanding, Number of Shares, Beginning balance	11,340		11,465	7,550
Number of stock options granted				4,470
Forfeited, Number of Shares			(125)	(555)
Outstanding, Number of Shares, Ending balance	11,340		11,340	11,465
Outstanding, Weighted Average Exercise Price Per Share, Beginning balance	$ 654		$ 658	$ 413
Vested and expected to vest, Number of Shares	11,340
Granted, Weighted Average Exercise Price Per Share				$ 1,040
Options exercisable-December 29, 2012	5,833
Forfeited, Weighted Average Exercise Price Per Share			$ 1,040	$ 400
Outstanding, Weighted Average Exercise Price Per Share, Ending balance	$ 400		$ 654	$ 658
Vested and expected to vest, Weighted Average Exercise Price Per Share	$ 400
Options exercisable, Weighted Average Exercise Price Per Share	$ 400
Vested and expected to vest, Average Remaining Contractual Term - (In Years)	2 years 10 months 24 days
Vested and expected to vest, Aggregate Intrinsic Value	$ 816	[1]

[1]	The intrinsic value is calculated based on the difference between the weighted average exercise price per share and the fair market value of the Company's common stock as of December 29, 2012 of $472 per share.